Net cash and cash equivalents (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash on hand	SFr 16	SFr 3
Current bank accounts	299,038	419,546
Digital wallets	9,468	5,761
Fixed deposit	249,149	227,771
Cash and cash equivalents	SFr 557,671	SFr 653,081